Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Jianzhi Education Technology Group Company Limited
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	121,110,000
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Central Index Key	0001852440
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41445
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F, Tower A
Entity Address, Address Line Two	Yingdu Building
Entity Address, Address Line Three	Zhichun Road Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	27/F, Tower A
Entity Address, Address Line Two	Yingdu Building
Entity Address, Address Line Three	Zhichun Road Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
Entity Address, Country	CN
Contact Personnel Name	Wang, Chief Financial Officer
City Area Code	+86
Local Phone Number	185 1318 9146
Contact Personnel Email Address	wanghuichao@jiuye.net
American Depositary Shares, each representing six ordinary shares, par value US$0.0001 per share
Document Information Line Items
Trading Symbol	JZ
Title of 12(b) Security	American Depositary Shares, each representing six ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true